Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2016
Basis of Presentation and General Information [Abstract]
List of Subsidiaries

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Star Ennea LLC	Star Poseidon	209,475	February 26, 2016	2016
2	Sea Diamond LLC	Goliath	209,537	July 15, 2015	2015
3	Pearl Shiptrade LLC	Gargantua 2	209,529	April 2, 2015	2015
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Star Seeker LLC	Star Libra (1)	207,765	June 6, 2016	2016
6	Clearwater Shipping LLC	Star Marisa (1)	207,709	March 11 2016	2016
7	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
8	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
9	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
10	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
11	Pacific Cape Shipping LLC	Pantagruel	180,181	July 11, 2014	2004
12	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
13	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
14	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
15	Sky Cape Shipping LLC	Big Fish	177,662	July 11, 2014	2004
16	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
17	Sea Cape Shipping LLC	Big Bang	174,109	July 11, 2014	2007
18	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
19	Lowlands Beilun Shipco LLC	Star Despoina	170,162	December 29, 2014	1999
20	Star Trident VII LLC	Star Eleonora	164,218	December 3, 2014	2001
21	Star Trident VI LLC	Star Monisha (Note 15(c))	164,218	February 2, 2015	2001
22	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
23	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
24	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
25	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
26	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
27	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
28	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
29	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
30	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
31	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
32	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
33	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
34	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
35	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
36	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
37	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
38	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
39	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
40	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
41	Star Trident XV LLC	Star Jennifer	82,209	April 15, 2015	2006
42	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
43	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
44	Star Trident III LLC	Star Iris	76,466	September 8, 2014	2004
45	Star Trident IV LLC	Star Aline (Note 15 (c))	76,429	September 4, 2014	2004
46	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
47	Star Trident XXV Ltd.	Star Vanessa	72,493	November 7, 2014	1999
48	Spring Shipping LLC	Idee Fixe (1)	63,458	March 25, 2015	2015
49	Orion Maritime LLC	Roberta (1)	63,426	March 31, 2015	2015
50	Success Maritime LLC	Laura (1)	63,399	April 7, 2015	2015
51	Ultra Shipping LLC	Kaley (1)	63,283	June 26, 2015	2015
52	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
53	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
54	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
55	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
56	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
57	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
58	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015
59	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
60	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
61	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
62	Glory Supra Shipping LLC	Strange Attractor	55,742	July 11, 2014	2006
63	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
64	Star Gamma LLC	Star Gamma	53,098	January 4, 2008	2002
65	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
66	Star Delta LLC	Star Delta	52,434	January 2, 2008	2000
67	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
68	Star Epsilon LLC	Star Epsilon	52,402	December 3, 2007	2001
69	Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
70	Star Kappa LLC	Star Kappa	52,055	December 14, 2007	2001
		Total dwt	7,421,255

(1)      Vessels subject to a capital bareboat lease (Note 5)

List of Newbuildings
	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery
					Date
1	Star Breezer LLC	HN 1371 (tbn Star Virgo) (1)	Newcastlemax	208,000	Jan-17
2	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (1)	Newcastlemax	208,000	Feb-17
3	Star Castle I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	Jul-17
4	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (1)	Newcastlemax	208,000	Jan-18
5	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	Jan-18
		Total dwt		1,040,000

(1)      Vessels subject to a capital bareboat lease (Note 6)

List of Non-vessel owning subsidiaries
	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	23	Star Mega LLC
2	Starbulk S.A.	24	Star Big LLC
3	Star Bulk Manning LLC	25	Gravity Shipping LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	26	White Sand Shipping LLC
5	Optima Shipping Limited	27	Star Trident XXVI LLC
6	Star Omas LLC	28	Premier Voyage LLC
7	Star Synergy LLC	29	Star Trident XXII LLC
8	Oceanbulk Shipping LLC	30	Dioriga Shipping Co.
9	Oceanbulk Carriers LLC	31	KMSRX Holdings LLC
10	International Holdings LLC	32	L.A. Cape Shipping LLC
11	Unity Holding LLC	33	Cape Confidence Shipping LLC
12	Star Bulk (USA) LLC	34	Cape Runner Shipping LLC
13	Star Trident XXI LLC	35	Olympia Shiptrade LLC
14	Star Trident XXIV LLC	36	Victory Shipping LLC
15	Star Trident XXVII LLC	37	Star Cape I LLC
16	Star Trident XXXI LLC	38	Oday Marine LLC
17	Star Trident XXIX LLC	39	Searay Maritime LLC
18	Star Trident XXVIII LLC	40	Star Trident XXIII LLC
19	Lamda LLC	41	Positive Shipping Company
20	Star Alpha LLC	42	OOCape1 Holdings LLC
21	Star Beta LLC	43	Star Trident XXX LLC
22	Star Ypsilon LLC	44	Star Cape II LLC

List of vessels under commercial and technical management by Starbulk S.A.
Vessel Owning Company	Vessel Name	DWT	Year Built

Serenity Maritime Inc.	Serenity I	53,688	2006

Schedule of Sale Leaseback Transactions
Vessel Name	Type	DWT	Year Built
Astakos	Supramax	58,722	2012